Members' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Members' Equity [Abstract]
Summary Of Members Equity
The following table represents a summary of the Company’s Member’s Equity as of December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Class A Common Units	5,480,611	2,883,452
Class B Common Units	2,242,981	1,567,546

	December 31, 2020	December 31, 2019
Class A Common Units	$35,869	$18,701
Class B Common Units	14,450	10,467

	$50,319	$29,168